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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 26 2013
DIVISION OF TRADING & MARKETS

**UNITED STATES**
**SECURITIES AND EXCHANGE COMMISSION**
**WASHINGTON, D.C. 20549**
**AMENDED FORM 19b-4(e)**

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

**READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM**

**Part I** **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**EDGX Exchange, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**Guggenheim Funds Investment Advisors, LLC**

3. Class of New Derivative Securities Product:
**Investment Company Unit**

13006012

4. Name of Underlying Instrument:

**BSCL: NASDAQ BulletShares® USD Corporate Bond 2021 Index**
**BSCM: NASDAQ BulletShares® USD Corporate Bond 2022 Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
**The 2 indexes referred to in item 4 above are Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:
**BSCL**
**BSCM**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**BSCL: AMEX, ARCA, NYSE, NASDAQ**
**BSCM: AMEX, ARCA, NYSE, NASDAQ**

***(Please note, underlying components may trade on additional exchanges in countries / regions not mentioned here.)***

8. Settlement Methodology of New Derivative Securities Product:
**T+3, Physical Settlement**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not Applicable**

**Part II** **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

| | |
|---|---|
| Name of Official Responsible for Form: | **Jeffrey S. Rosenstrock** |
| Title: | **General Counsel** |
| Telephone Number: | **201-942-8295** |
| Manual Signature of Official Responsible for Form: | [signature] |
| Date: | **July 24, 2013** |

| Securities Exchange Act of 1934 | |
|---|---|
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 26 2013 |